32 Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income Expenses Net
Schedule of other income (expenses), net
	Note	2020	2019	2018

Other income	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis	24.4	310,557	1,904,206	235,919
Tax Credits recovery	0	219,254	3,094	46,179
Fixed assets disposal results	0	-	11,140	93,814
Fine on supply contract of raw material, net	(i)	41,134	375,020	386,020
Other	0	179,804	114,974	265,290
	0	750,749	2,408,434	1,027,222
	0
Other expenses 0
Provision for damages - Alagoas	26	(6,901,828)	(3,383,067)	-
Provision for repairing environmental damage	0	(306,275)	(141,536)	(89,396)
Shutdowns and other plants expenses	0	(67,735)	(108,192)	(91,380)
Provision for losses on the fixed asset	0	(51,590)	(158,320)	(44,420)
Fine on sales contracts	0	(42,322)	(104,179)	(49,487)
Allowance for judicial claims, net of reversals	0	(4,008)	(136,135)	(83,280)
Other	0	(564,863)	(415,513)	(196,750)
		(7,938,621)	(4,446,942)	(554,713)

(i)	The contractual penalty charged from a supplier for failing to supply feedstock to the subsidiary Braskem Idesa at December 31, 2019 is R$335,281 (R$338,125 in 2018).